PFS Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020

February 29, 2016 Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Re: PFS Funds (the "Registrant") File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 116, which was filed with the Commission on February 24, 2016, and (ii) that Post-Effective Amendment No. 116 has been filed electronically with the Commission.

Very truly yours, /s/Jeffrey R. Provence Jeffrey R. Provence Secretary and Treasurer